SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Mineralized material stockpiles	$ 11,983	$ 7,062
Concentrate inventory	30,172	11,256
Supplies inventory	15,362	14,119
Total	$ 57,517	$ 32,437